Deferred tax, Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018
Deferred tax assets [Abstract]
Deferred tax assets	$ 198,757	$ 208,253
Acquisition of subsidiaries	15,347
(Charged)/credited to consolidated statement of comprehensive income	(22,029)
Credited directly to equity	22,996	(23,724)
Debited to other comprehensive income	(325)	4,281
Foreign exchange adjustment	(6,415)	(320)
Reclassification to current assets held for sale	0	(1,586)
Effect of change in tax rates - charged to consolidated statement of comprehensive income	(78)	(57,949)
Deferred tax assets	208,253	309,268
Jurisdictional offsetting	(208,253)	(309,268)
Deferred tax assets	0	0
HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		382,723
Deferred tax asset relating to other temporary differences	23,700	70,800
Tax Losses [Member]
Deferred tax assets [Abstract]
Deferred tax assets	50,949	56,674
Acquisition of subsidiaries	10,619
(Charged)/credited to consolidated statement of comprehensive income	(4,894)
Credited directly to equity	0	0
Debited to other comprehensive income	0	0
Foreign exchange adjustment	0	0
Reclassification to current assets held for sale		0
Effect of change in tax rates - charged to consolidated statement of comprehensive income	0	(21,129)
Deferred tax assets	56,674	26,559
Tax Losses [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		4,524
Share Based Payments [Member]
Deferred tax assets [Abstract]
Deferred tax assets	22,767	43,675
Acquisition of subsidiaries	0
(Charged)/credited to consolidated statement of comprehensive income	4,405
Credited directly to equity	22,996	(23,724)
Debited to other comprehensive income	0	0
Foreign exchange adjustment	(6,415)	(320)
Reclassification to current assets held for sale		0
Effect of change in tax rates - charged to consolidated statement of comprehensive income	(78)	(2,319)
Deferred tax assets	43,675	17,422
Share Based Payments [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		0
Deferred Revenue [Member]
Deferred tax assets [Abstract]
Deferred tax assets	37,962	44,490
Acquisition of subsidiaries	2,471
(Charged)/credited to consolidated statement of comprehensive income	4,057
Credited directly to equity	0	0
Debited to other comprehensive income	0	0
Foreign exchange adjustment	0	0
Reclassification to current assets held for sale		0
Effect of change in tax rates - charged to consolidated statement of comprehensive income	0	66,673
Deferred tax assets	44,490	119,853
Deferred Revenue [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		(36,468)
Prepaid Royalty [Member]
Deferred tax assets [Abstract]
Deferred tax assets	0	0
Acquisition of subsidiaries	0
(Charged)/credited to consolidated statement of comprehensive income	0
Credited directly to equity		0
Debited to other comprehensive income	0	0
Foreign exchange adjustment	0	0
Reclassification to current assets held for sale		0
Effect of change in tax rates - charged to consolidated statement of comprehensive income	0	(88,770)
Deferred tax assets	0	41,911
Prepaid Royalty [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		332,036
Tax Credits [Member]
Deferred tax assets [Abstract]
Deferred tax assets	53,660	33,788
Acquisition of subsidiaries	152
(Charged)/credited to consolidated statement of comprehensive income	(20,024)
Credited directly to equity	0	0
Debited to other comprehensive income	0	0
Foreign exchange adjustment	0	0
Reclassification to current assets held for sale		0
Effect of change in tax rates - charged to consolidated statement of comprehensive income	0	2,957
Deferred tax assets	33,788	29,661
Tax Credits [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		39,030
Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	6,496	5,887
Acquisition of subsidiaries	0
(Charged)/credited to consolidated statement of comprehensive income	(609)
Credited directly to equity	0	0
Debited to other comprehensive income	0	0
Foreign exchange adjustment	0	0
Reclassification to current assets held for sale		0
Effect of change in tax rates - charged to consolidated statement of comprehensive income	0	(2,025)
Deferred tax assets	5,887	3,037
Intangible Fixed Assets [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		0
Other Temporary Differences [Member]
Deferred tax assets [Abstract]
Deferred tax assets	26,923	23,739
Acquisition of subsidiaries	2,105
(Charged)/credited to consolidated statement of comprehensive income	(4,964)
Credited directly to equity	0	0
Debited to other comprehensive income	(325)	4,281
Foreign exchange adjustment	0	0
Reclassification to current assets held for sale		(1,586)
Effect of change in tax rates - charged to consolidated statement of comprehensive income	0	(13,336)
Deferred tax assets	$ 23,739	70,825
Other Temporary Differences [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		43,601
Continuing Operation [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		(202,410)
Continuing Operation [Member] | Tax Losses [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		(13,510)
Continuing Operation [Member] | Share Based Payments [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		110
Continuing Operation [Member] | Deferred Revenue [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		45,158
Continuing Operation [Member] | Prepaid Royalty [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		(201,355)
Continuing Operation [Member] | Tax Credits [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		(46,114)
Continuing Operation [Member] | Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		(825)
Continuing Operation [Member] | Other Temporary Differences [Member]
Deferred tax assets [Abstract]
(Charged)/credited to consolidated statement of comprehensive income		$ 14,126